As filed with the Securities and Exchange Commission on May 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 81.3%
Aerospace & Defense - 2.6%
10,666	United Technologies Corp.	$1,246,215

Airlines - 3.0%
20,387	American Airlines Group, Inc. (a)	746,164
16,081	United Continental Holdings, Inc. (a)	717,695
		1,463,859
Auto Components - 4.8%
18,830	Johnson Controls, Inc.	891,036
17,197	TRW Automotive Holdings Corp. (a)	1,403,619
		2,294,655
Automobiles - 2.3%
32,525	General Motors Co.	1,119,510

Beverages - 1.6%
9,390	PepsiCo, Inc.	784,065

Building Products - 1.3%
31,970	Continental Building Products, Inc. (a)	602,315

Capital Markets - 11.2%
15,909	The Blackstone Group L.P.	528,974
22,140	Evercore Partners, Inc.	1,223,235
6,560	Goldman Sachs Group, Inc.	1,074,856
31,000	Lazard Ltd.	1,459,790
36,551	Morgan Stanley	1,139,295
		5,426,150
Diversified Telecommunication Services - 2.6%
26,621	Verizon Communications, Inc.	1,266,361

Electrical Equipment - 7.1%
52,995	ABB Ltd. - ADR	1,366,741
14,095	Emerson Electric Co.	941,546
8,711	Rockwell Automation, Inc.	1,084,955
		3,393,242
Energy Equipment & Services - 0.9%
9,206	Tidewater Inc.	447,596

Food Products - 4.2%
18,790	General Mills, Inc.	973,698
18,790	Kraft Foods Group, Inc.	1,054,119
		2,027,817
Health Care Providers & Services - 7.2%
28,926	HCA Holdings, Inc. (a)	1,518,615
28,326	Tenet Healthcare Corp. (a)	1,212,636
9,040	Universal Health Services, Inc.	741,913
		3,473,164

Household Products - 4.7%
18,800	Colgate-Palmolive Co.	1,219,556
9,390	Kimberly-Clark Corp.	1,035,248
		2,254,804
Internet Software & Services - 1.7%
13,660	Facebook, Inc. (a)	822,878

Machinery - 4.0%
28,726	Terex Corp.	1,272,562
18,160	Xylem, Inc.	661,387
		1,933,949
Media - 4.2%
23,899	Viacom, Inc.	2,031,176

Oil, Gas & Consumable Fuels - 8.4%
57,240	Cameco Corp.	1,310,796
16,920	Carrizo Oil & Gas, Inc. (a)	904,543
8,040	Concho Resources, Inc. (a)	984,900
7,050	Continental Resources, Inc. (a)	876,104
		4,076,343
Semiconductors & Semiconductor Equipment - 7.5%
30,390	Freescale Semiconductor Ltd. (a)	741,820
10,553	KLA-Tencor Corp.	729,634
18,870	NXP Semiconductors N.V. (a)	1,109,745
18,800	Xilinx, Inc.	1,020,276
		3,601,475
Software - 2.0%
26,520	PTC, Inc. (a)	939,604

TOTAL COMMON STOCKS
(Cost $32,119,129)		39,205,178

Contracts (100 shares per contract)
PUT OPTIONS PURCHASED - 0.1%
Index Option - 0.1%
744	iShares Russell 2000 Index Fund
	Expiration: April 2014, Exercise Price: $115	50,220

TOTAL PUT OPTIONS PURCHASED
(Cost $146,318)		50,220

Shares
SHORT-TERM INVESTMENTS - 17.7%
Money Market Fund: 17.7%
8,548,268	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.01% (b)	8,548,268

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,548,268)		8,548,268

TOTAL INVESTMENTS IN SECURITIES - 99.1%
(Cost $40,813,715)	47,803,666
Other Assets in Excess of Liabilities - 0.9%	410,608
TOTAL NET ASSETS - 100.0%	$48,214,274

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Seven-day yield as of March 31, 2014.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows+:

Cost of investments	$41,966,015

Gross unrealized appreciation	7,208,855
Gross unrealized depreciation	(1,371,204)
Net unrealized appreciation	5,837,651

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Jordan Opportunity Fund
Summary of Fair Value Exposure at March 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$39,205,178	$-	$-	$39,205,178
Put Options Purchased	-	50,220	-	50,220
Short-Term Investments	8,548,268	-	-	8,548,268
Total Investments	$47,753,446	$50,220	$-	$47,803,666

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title           /s/ Elaine E. Richards
Elaine E. Richards, President

Date          5/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date          5/23/14

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date          5/22/14
* Print the name and title of each signing officer under his or her signature.